Organization and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reconciliation of the ARO Liability
The following table is a reconciliation of the ARO liability as of and for the nine months ended September 30, 2017 and the twelve months ended December 31, 2016.

	September 30, 2017	December 31, 2016
Asset retirement obligation at beginning of period	$83,991	$109,171
Liabilities incurred on properties acquired and developed	—	—
Revisions to previous estimates	7,486	—
Liabilities on properties sold or settled	—	(27,850)
Accretion expense	1,632	2,670
Asset retirement obligation at end of period	$93,109	$83,991
The following table is a reconciliation of the ARO liability as of and for the nine months ended September 30, 2017 and the twelve months ended December 31, 2016.

	September 30, 2017	December 31, 2016
Asset retirement obligation at beginning of period	$83,991	$109,171
Liabilities incurred on properties acquired and developed	—	—
Revisions to previous estimates	7,486	—
Liabilities on properties sold or settled	—	(27,850)
Accretion expense	1,632	2,670
Asset retirement obligation at end of period	$93,109	$83,991

The following table is a reconciliation of the ARO liability for the twelve months ended December 31, 2016 and 2015.

	Years Ended December 31,
	2016	2015
Asset retirement obligation at beginning of period	$109,171	$44,214
Liabilities incurred	—	2,506
Revisions to previous estimates and sales of properties	—	60,832
Liabilities on properties sold or settled	(27,850)	(3,721)
Accretion expense	2,670	$5,340
Asset retirement obligation at end of period	$83,991	$109,171

Schedule of Common Stock and Common Stock Equivalents
The following table outlines outstanding common stock shares and common stock equivalents.

	Years Ended December 31,
	2016	2015
Common Stock Shares Outstanding	31,220,326	31,220,326
Common Stock Equivalents Outstanding
Warrants	11,392,386	8,622,486
Stock Options	1,055,000	1,430,000
Unconverted Class B Shares	137,932	137,932
Total Common Stock Equivalents Outstanding	12,585,318	10,190,418

Schedule of Finite-Lived Intangible Assets
The following table shows intangible assets and related accumulated amortization as of September 30, 2017 and December 31, 2016:

	September 30,	December 31,
	2017	2016
Sublicense agreement	$11,330,000	$—
Trademark license	6,030,000	—
Non-compete agreements	270,000	—
Accumulated amortization	—	—
Intangible assets, net	$17,630,000	$—
The following table shows intangible assets and related accumulated amortization as of September 30, 2017 and December 31, 2016:

	September 30,	December 31,
	2017	2016
Sublicense agreement	$11,330,000	$—
Trademark license	6,030,000	—
Non-compete agreements	270,000	—
Accumulated amortization	—	—
Intangible assets, net	$17,630,000	$—

Schedule of Unamortized Discount
The following table shows the discount and related accumulated amortization as of September 30, 2017 and December 31, 2016:

	September 30,	December 31,
	2017	2016
Original issuance discount	$210,000	$—

Accumulated amortization	(210,000)	—

Unamortized discount, net	$—	$—
The following table shows the discount and related accumulated amortization as of September 30, 2017 and December 31, 2016:

	September 30,	December 31,
	2017	2016
Original issuance discount	$210,000	$—

Accumulated amortization	(210,000)	—

Unamortized discount, net	$—	$—